Bank Loan	12 Months Ended
Dec. 31, 2018
Bank Loan [Abstract]
Bank loan

Note 15 – Bank loan

During 2018, the Group borrowed $13,507,041 (RMB 93,000,000) from Xiamen International Bank at a fixed interest rate of 1.68% per annum with a maturity date of December 20, 2018. The amount was repaid in full on the maturity date. The Group borrowed $13,393,766 at a fixed interest rate of 1.58% per annum in 2016 from Xiamen International Bank. The loan was repaid in 2017.